Investments in equity accounted associates	12 Months Ended
Dec. 31, 2025
Investments in equity accounted associates
Investments in equity accounted associates

15.  Investments in equity accounted associates

MX Capital Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire 48.8% of the issued share capital of MX Capital Ltd, a company with headquarters in Limassol, Cyprus, from Everix Investments Ltd, a Company’s shareholder, for consideration of 15,000. MX Capital Ltd stands behind the RJ Games studio, developer of Puzzle Breakers, a new mobile midcore game that is associated with both puzzle and RPG genres. The transaction was fully executed on February 4, 2022.

On the same date, the Company entered into a shareholders’ agreement with the remaining shareholder of MX Capital Ltd, which provided for a put and call options allowing the Company to obtain control over 100% of the issued share capital of MX Capital Ltd (the option shares). The price payable under the put and call options depends on achievement of certain agreed KPIs by MX Capital Ltd. The fair value of such symmetric option as at the December 31, 2024 was 0 for the asset and 15,002 for the liability with no changes in value during the year, ended December 31, 2025 as the value of such was fixed by the founder’s put option notice.

Pursuant to the terms of the agreement, in case that MX Capital did not achieve certain KPIs there would be a minimum value of 15,000 to be paid to shareholders of MX Capital. MX Capital did not achieve the KPIs and accordingly the value of the option is equal to the minimum value to be paid. The situation is the same in both years, resulting in no change to the value of the option.

The MX Capital group’s loss net of tax for the year ended December 31, 2024 amounted to 4,367, GDEV Inc.’s share of this loss was 2,131, but it is not reflected in the consolidated statement of profit or loss, as the Group recognizes only the amount of losses until the moment carrying amount of the investment becomes zero.

The MX Capital group’s loss net of tax for the year ended December 31, 2025 amounted to 497, GDEV Inc.’s share of this loss was 243, but it is not reflected in the consolidated statement of profit or loss, as the Group recognizes only the amount of losses until the moment carrying amount of the investment becomes zero.

Castcrown Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire approximately 49.5% of the issued share capital of Castcrown Ltd for a total consideration of 2,970. Castcrown Ltd stands behind Royal Ark, a game studio responsible for two survival RPG titles – Dawn of Zombies and Shelter Wars. On the same date, the Company entered into a shareholders’ agreement with the remaining shareholders of Castcrown Ltd, which provided for a put and call option agreement allowing the Company to obtain control over 100% of the issued share capital of Castcrown Ltd. The call option may be exercised no later than April 1, 2027. The put option may be exercised from April 1, 2027 to July 1, 2027. The price payable under the put and call options depends on achievement of certain agreed metrics by Castcrown Ltd and is based on a discount to a projected future enterprise valuation of the Company. In consideration for being granted this call option, the Company agreed to pay to the remaining shareholders an option premium of 1,200 (subject to the adjustment associated with the completion accounts, which related to the performance of Castcrown Ltd prior to the transaction). Following the finalization of the completion accounts, the option premium was adjusted to 515 and was paid to the remaining shareholders in February 2023. This convertible loan was measured through FVTPL. As at December 31, 2024 and December 31, 2025 these liabilities amounted to 0.

During the year ended December 31, 2024 certain loans granted to Castcrown Ltd. for which settlement was not likely to occur in the foreseeable future were treated as the investments into equity-accounted associates in accordance with IAS 28.38 (refer to Note 16 for details).

The Castcrown group’s loss net of tax for the year ended December 31, 2024 amounted to 9,527. GDEV Inc.’s share of these losses was 4,722, though the total share of loss of equity-accounted associates related to Castcrown Ltd amounted to 7,212 during the year ended December 31, 2024 including the losses of the Castcrown Ltd from prior periods that were not previously recognized in the consolidated statement of profit or loss due to the fact that the carrying amount of investment was 0.

During the third quarter of 2025 certain loans including part of the convertible loan of 1,300 granted to Castcrown Ltd. for which settlement was not likely to occur in the foreseeable future were treated as the investments into equity-accounted associates in accordance with IAS 28.38 (refer to Note 16 for details). The rest of the convertible loan in the amount of 8,100 was converted in 1,972 additional shares through the exercise of a conversion option on August 29, 2025, which lead to an ownership interest in Castcrown Ltd of 57%. The fair value of this loan was 4,328. This resulted in positive change in fair value before the conversion was made of 4,328. In connection with the exercise of the conversion option, the Company, Castcrown Ltd and Castcrown’s founder have entered into a new agreement superseding and replacing all prior arrangements and agreements between the parties and establishing new terms between the parties. The control over the day-to-day operations of Castcrown Ltd continues to be exercised by its founder.

The Castcrown group’s loss net of tax for the year ended December 31, 2025 amounted to 4,231. GDEV Inc.’s share of these losses was 2,084 during the year ended December 31, 2025 including the losses of the Castcrown Ltd from prior periods that were not previously recognized in the consolidated statement of profit or loss due to the fact that the carrying amount of investment was 0. Those losses were recognized during the year ended December 31, 2025 in full due to the conversion of the loan into Castcrown Ltd shares which in turn increased the amount of investment to greater than 0.

Light Hour Games Ltd

In August 2025, GDEV Inc announced the acquisition of Light Hour Games Ltd, a privately held mobile studio based in Cyprus. Light Hour Games is a full-stack studio that builds and markets mobile casual games using AI-first workflows — enabling rapid iteration without compromising high-quality execution.

On August 4, 2025, the issued share capital of Light Hour Games Ltd was acquired by GDEV Investment, a company registered in Cyprus, for a cash consideration of $600,000. Further earn-out payments may increase the consideration depending on achievement of certain agreed metrics by Light Hour Games Ltd and contingent upon the continuous employment of its founders. The goodwill based on the acquisition amounted 148.

LEVELAPP Ltd

On October 23, 2023, the Company entered into the share purchase agreement with Applife Limited to acquire 1 ordinary share for the consideration of 1 EUR. The seller has a right to repurchase the mentioned share for the same consideration provided all the outstanding amounts due are fully paid to the Company. During the year ended December 31, 2024 certain loans granted to Applife Limited. for which settlement was not likely to occur in the foreseeable future were treated as the investments into equity-accounted associates in accordance with IAS 28.38 (refer to Note 16 for details).

The total share of loss of equity-accounted associates related to Applife Limited amounted to 312 during the year ended December 31, 2024 and nil during the year ended December 31, 2025.

Carrying amounts of investments in equity accounted associates

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2024 and 2025 being equal to 0 as at both dates, represents the initial values of the investment in MX Capital Ltd and Applife Limited less share of loss of the respective associate and impairment loss (where applicable).

The carrying amount of investment in Castcrown Ltd at December 31, 2025 was 2,243.

No additional impairment was charged during the years ended December 31, 2025 and 2024.